FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment  [   ];  Amendment Number:
    This Amendment  (Check only one.):     [   ]  is a restatement.
				         [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		First Fiduciary Investment Counsel, Inc.
Address:	1375 East Ninth Street
		Suite #2450
		Cleveland, Ohio   44114

13F File Number:	28-7360

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Mary Anderson
Title:	Principal
Phone:	(216) 623-7700

Signature, Place, and Date of Signing:


	[SIGNATURE]	   Cleveland,  Ohio	   June 30, 2006

Report Type [Check only one.]:

[X] 	13F HOLDINGS REPORT.   (Check here if all holdings of this reporting
manager are reported in this report.)

[   ]  	13F NOTICE.   (Check here if no holdings reported are in this
report, and all holdings are reported by other reporting manager(s).)

[   ]	13F COMBINATION REPORT.    (Check here if a portion of the holdings
for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



FORM 13F SUMMARY PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2006


	a.	Other Included Managers 	        0

	b.	Information Table Entry Total	       47

	c.	Information Table Value Total   $ 223,592

		List of Other Included Managers	     None


FORM 13 F
(SEC USE ONLY)

Quarter Ending June 30, 2006
Name of Reporting Manager     First Fiduciary Investment Counsel, Inc.


Q2 2006
                                                           MKT
                                     SECURITY              VAL
SECURITY                    TYPE     SYMBOL   CUSIP        x 1000     SHARES

3M COMPANY                  common   mmm      88579y101     7,645     94,650
AMERICAN ELEC PWR           common   aep      025537101       140      4,085
AT&T INC.                   common   t        00206R102     6,924    248,262
AUTOMATIC DATA PROCESSING   common   adp      053015103       141      3,110
BANK OF AMERICA             common   bac      060505104     3,455     71,830
BECTON DICKINSON & CO.      common   bdx      075887109       134      2,200
BP PLC SPONS ADR            common   bp       055622104     7,720    110,897
CITIGROUP                   common   c        172967101       154      3,190
COCA-COLA CO                common   ko       191216100     8,019    186,401
CON AGRA                    common   cag      205887102     3,257    147,300
CON EDISON CO               common   ed       209115104     1,864     41,945
CONOCOPHILLIPS              common   cop      20825c104     3,959     60,422
CORNING INC                 common   glw      219350105     4,227    174,750
DOMINION RES INC            common   d        25746u109       243      3,250
E I DUPONT DE NEMOURS       common   dd       263534109     7,386    177,549
EMERSON ELECTRIC            common   emr      291011104     8,157     97,326
EXXON MOBIL                 common   xom      30231G102     4,333     70,628
FIRST ENERGY                common   fe       337932107       713     13,150
GAP INC                     common   gps      364760108     5,136    295,150
GENERAL ELECTRIC            common   ge       369604103    10,565    320,546
GENERAL MILLS INC           common   gis      370334104     9,261    179,271
HEWLETT-PACKARD             common   hpq      428236103     6,458    203,844
HOME DEPOT INC              common   hd       437076102     6,724    187,881
HONEYWELL INTL              common   hon      438516106     5,089    126,270
INTEL CORP                  common   intc     458140100     6,053    318,590
INTL BUS. MACHINES          common   ibm      459200101       297      3,870
JOHNSON & JOHNSON INC       common   jnj      478160104     8,554    142,757
JP MORGAN CHASE             common   jpm      46625H100     8,832    210,285
KIMBERLY-CLARK              common   kmb      494368103     8,867    143,711
LIMITED BRANDS              common   ltd      532716107     2,380     93,000
LUBRIZOL CORP               common   lz       549271104     4,728    118,645
MARATHON OIL                common   mro      565849106     6,360     76,353
MCDONALDS CORP              common   mcd      580135101     6,727    200,219
MCGRAW HILL INC             common   mhp      580645109       128      2,550
MICROSOFT CORP              common   msft     594918104     6,492    278,620
MOODY'S CORPORATION         common   mco      615369105       105      1,920
MOTOROLA INC                common   mot      620076109     5,871    291,341
NATIONAL CITY               common   ncc      635405103     7,284    201,277
PFIZER INC                  common   pfe      717081103     6,432    274,065
PPG INDUSTRIES INC          common   ppg      693506107     6,398     96,940
PROCTER & GAMBLE CO         common   pg       742718109       126      2,270
PROGRESS ENERGY             common   pgn      743263105       152      3,550
SCHERING PLOUGH             common   sgp      806605101       537     28,215
VERIZON COMM                common   vz       92343V104     6,779    202,426
VF CORP                     common   vfc      918204108     7,195    105,940
WACHOVIA CORP               common   wb       929903102    11,414    211,064
WYETH                       common   wye      983024100       177      3,988

                                                          223,592